Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Current
Withholding taxes and value added tax payables	$ 4,741		$ 5,117
Contingent consideration (Refer note 5(b), 5(c) and 5(d))	3,197		8,233
Deferred rent	649		800
Other liabilities	1,707		1,589
Total	10,294	$ 15,739	15,739
Non-current
Deferred rent	7,780		6,544
Contingent consideration (Refer note 5(b), 5(c) and 5(d))			3,155
Other liabilities	1,179		1,963
Total	$ 8,959	$ 11,662	$ 11,662